SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details)	Jun. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Fiscal Year 2025	$ 20,079
Imputed interest	(717)
Total operating lease liability	$ 19,362